Schedule of Components of Deferred Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,523,000	$ 2,479,000
Less: Valuation allowance	(4,523,000)	(2,479,000)
Net deferred tax assets